CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 370	$ 192
Accounts receivable and other	531	394
Current assets	901	586
Property, plant and equipment	4,634	5,111
Intangible assets other than goodwill	2,997	2,948
Goodwill	542	528
Non-current financial assets	24	27
Other non-current assets	22	101
Deferred tax assets	56	43
Assets	9,176	9,344
Liabilities
Accounts payable and other	501	505
Current Non-recourse Borrowings And Current Portion Of Non-current Non-recourse Borrowings	12	11
Financial liabilities	978	23
Exchangeable and Class B Shares	2,497	2,221
Current liabilities	3,988	2,760
Non-current Portion Of Non-current Non-recourse Borrowings	3,728	3,466
Loans Payable to Parent	825	1,143
Financial liabilities	0	1,008
Other liabilities	100	96
Deferred income tax liability	1,683	1,443
Total liabilities	10,324	9,916
Partnership capital
Equity attributable to parent	(1,983)	(1,722)
Non-controlling interests	835	1,150
Total partnership capital	(1,148)	(572)
Total liabilities and partnership capital	$ 9,176	$ 9,344